SUPPLEMENT DATED JANUARY 17, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity	New York Life Premier Variable Annuity
New York Life Complete Access Variable Annuity II	New York Life Premier Variable Annuity II
New York Life Elite Variable Annuity	New York Life Premier Plus Variable Annuity
New York Life Essentials Variable Annuity	New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity	New York Life Premier Variable Annuity – FP Series
New York Life Flexible Premium Variable Annuity II	New York Life Premier Variable Annuity – P Series
New York Life Flexible Premium Variable Annuity III	New York Life Premium Plus Variable Annuity
New York Life Income Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
New York Life Income Plus Variable Annuity II	New York Life Premium Plus Elite Variable Annuity
New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes, as applicable, to (i) distributions from qualified policies, effective as of January 1, 2020 and (ii) the fees and expenses of the funds in the American Funds Insurance Series®.

1.	New age for beginning Required Minimum Distributions; new rules for distributions from Inherited IRAs

As of January 1, 2020, the age when required minimum distributions must begin for IRAs, SIMPLE IRAs, SEP IRAs and TSAs has increased from 70 1⁄2 to 72. This change only applies if you attain age 70 1⁄2 on or after January 1, 2020. All other requirements for the timing of RMDs remain the same.

For Inherited IRAs, with respect to IRA owners and defined contribution plan participants who die on or after January 1, 2020, any individual policyowner who is not an “Eligible Designated Beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. Eligible Designated Beneficiaries may withdraw the account value over their lives or a period not exceeding their life expectancies. Eligible Designated Beneficiaries include spouses, minor children (until they reach the age of majority), someone who is disabled or chronically ill (including certain trusts for the disabled or chronically ill), or an individual not more than 10 years younger than the original IRA owner or plan participant.

2.	Increase of Fees and Expenses for Funds in the American Funds Insurance Series®

The American Funds Insurance Series® notified NYLIAC that, as of July 1, 2019, the funds listed below began to increase their “Other Expenses” on an incremental basis over a twelve-month period so that by the end of the twelve-month period, the “Other Expenses” will be increased by a total of 0.02%. The tables below reflect what each fund’s total “Other Expenses” and the “Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement” will be at the end of the twelve-month period.

(i)	American Funds IS® Asset Allocation Fund – Class 4

Effective immediately, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement

American Funds IS Asset Allocation Fund—Class 4	0.27%	0.25%	0.29%(x)	0.81%(x)	(--)	0.81%(x)

(x)

On July 1, 2019, the fund amended the “Fund Expenses” section of its prospectus to indicate that the “Other Expenses” in the fund’s total expense ratio increased from 0.01% to 0.03% of the average daily net assets of the fund. The full impact of the increase will materialize daily over a twelve-month period. The expenses shown reflect the full increase effective as of the end of that twelve-month period.

(ii)	American Funds IS® Blue Chip Income and Growth Fund—Class 4

Effective immediately, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement

American Funds IS Blue Chip Income and Growth Fund—Class 4	0.39%	0.25%	0.29%(x)	0.93%(x)	(--)	0.93%(x)

(x)

On July 1, 2019, the fund amended the “Fund Expenses” section of its prospectus to indicate that the “Other Expenses” in the fund’s total expense ratio increased from 0.01% to 0.03% of the average daily net assets of the fund. The impact of the increase will materialize daily over a twelve-month period. The expenses shown reflect the full increase that will be in effect at the end of that twelve-month period.

(iii)	American Funds IS® Global Small Capitalization Fund – Class 4

Effective immediately, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement

American Funds IS Global Small Capitalization Fund—Class 4	0.70%	0.25%	0.31%(x)	1.26%(x)	(--)	1.26%(x)

(x)

On July 1, 2019, the fund amended the “Fund Expenses” section of its prospectus to indicate that the “Other Expenses” in the fund’s total expense ratio increased from 0.01% to 0.03% of the average daily net assets of the fund. The impact of the increase will materialize daily over a twelve-month period. The expenses shown reflect the full increase that will be in effect at the end of that twelve-month period.

(iv)	American Funds IS® Growth Fund – Class 4

Effective immediately, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement

American Funds IS Growth Fund—Class 4	0.32%	0.25%	0.29%(x)	0.86%(x)	(--)	0.86%(x)

(x)

On July 1, 2019, the fund amended the “Fund Expenses” section of its prospectus to indicate that the “Other Expenses” in the fund’s total expense ratio increased from 0.01% to 0.03% of the average daily net assets of the fund. The impact of the increase will materialize daily over a twelve-month period. The expenses shown reflect the full increase that will be in effect at the end of that twelve-month period.

(v)	American Funds IS® New World Fund – Class 4

Effective immediately, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement

American Funds IS New World Fund—Class 4	0.70%	0.25%	0.33%(x)	1.28%(x)	(--)	1.28%(x)

(x)

On July 1, 2019, the fund amended the “Fund Expenses” section of its prospectus to indicate that the “Other Expenses” in the fund’s total expense ratio increased from 0.01% to 0.03% of the average daily net assets of the fund. The impact of the increase will materialize daily over a twelve-month period. The expenses shown reflect the full increase that will be in effect at the end of that twelve-month period.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010